Restructuring (Tables)	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Schedule of Activity in the Company's restructuring accrual

Activity in the Company’s restructuring accrual was as follows (in thousands):

	Employee Severance	Contractual
	and Related Costs	Obligations	Total
Restructuring accrual as of January 31, 2021	$5,000	$171	$5,171
Restructuring charges incurred	311	226	537
Payments made	(2,049)	(298)	(2,347)
Foreign currency translation adjustment	—	—	—
Restructuring accrual as of April 30, 2021	$3,262	$99	$3,361

Activity in the Company’s restructuring accrual was as follows (in thousands):

	Employee Severance	Contractual
	and Related Costs	Obligations	Total
Restructuring accrual as of January 31, 2018	$1,504	$25	$1,529
Restructuring charges incurred	1,971	102	2,073
Payments made	(1,720)	(100)	(1,820)
Foreign currency translation adjustment	(42)	—	(42)
Restructuring accrual as of January 31, 2019	$1,713	$27	$1,740
Restructuring charges incurred	1,610	290	1,900
Payments made	(2,588)	(41)	(2,629)
Foreign currency translation adjustment	26	—	26
Restructuring accrual as of January 31, 2020 (Predecessor)	$761	$276	$1,037
Restructuring charges incurred	1,032	147	1,179
Payments made	(559)	(154)	(713)
Foreign currency translation adjustment	—	—	—
Restructuring accrual as of August 27, 2020 (Predecessor)	$1,234	$269	$1,503
Restructuring charges incurred	4,218	123	4,341
Payments made	(452)	(221)	(673)
Foreign currency translation adjustment	—	—	—
Restructuring accrual as of January 31, 2021 (Successor)	$5,000	171	5,171